EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Income from continuing operations	$ 44,129	$ 71,487
Income from continuing operations attributable to Dole plc	38,882	76,194
Income (loss) from discontinued operations, net of income taxes		(6,051)
Net income attributable to Dole plc	$ 38,912	$ 70,143
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	95,109	94,929
Effect of share options with a dilutive effect (in shares)	568	300
Weighted average shares - diluted (in shares)	95,677	95,229
Basic:
Continuing operations (in USD per share)	$ 0.41	$ 0.80
Discontinued operations (in USD per share)	0	(0.06)
Net income per share attributable to Dole plc - basic (in USD per share)	0.41	0.74
Diluted:
Continuing operations (in USD per share)	0.41	0.80
Discontinued operations (in USD per share)	0	(0.06)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.41	$ 0.74
Net (income) loss attributable to noncontrolling interests	$ (5,247)	$ 4,707
Income (loss) from discontinued operations, net of income taxes	$ 30	$ (6,051)